                          VAN KAMPEN SERIES FUND, INC.

                           MORGAN STANLEY GOVERNMENT
                            OBLIGATIONS MONEY MARKET
                          MORGAN STANLEY MONEY MARKET

                      DISTRIBUTED BY VAN KAMPEN FUNDS INC.

                               SEMI-ANNUAL REPORT
                               DECEMBER 31, 1998

                          VAN KAMPEN SERIES FUND, INC.
                               TABLE OF CONTENTS

--------------------------------------------------------------------------------

Letter to Shareholders................................................     1
Investment Overview...................................................     3
Portfolio of Investments:
  Morgan Stanley Government Obligations Money Market Fund.............     6
  Morgan Stanley Money Market Fund....................................     7
Statement of Assets and Liabilities...................................     8
Statement of Operations...............................................     9
Statement of Changes in Net Assets....................................    10
Financial Highlights .................................................    12
Notes to Financial Statements.........................................    14

MSMM SAR 2/99

                             LETTER TO SHAREHOLDERS

--------------------------------------------------------------------------------

January 20, 1999

Dear Shareholder,

The past decade has been a remarkable time for investors. Together, we've witnessed one of the greatest bull markets in investment history, unprecedented growth in mutual fund investing, and a surge in personal retirement planning. The coming millennium promises to hold even more opportunities.

To lead us into this new era of investing, Richard F. Powers III has joined Van Kampen as Chairman and Chief Executive Officer. He comes to us from our parent company, Morgan Stanley Dean Witter & Co., where he served as Executive Vice President and Director of Marketing. He brings 27 years of experience in the financial services industry, including an extensive background in product management, strategic planning and brand development.

Although former Chairman Don G. Powell retired on January 1, he will remain active in the industry and the community. Mr. Powell plans to continue his service as a member of the board of directors of the Investment Company Institute, the leading mutual fund industry association, and he will remain a trustee of your fund.

ECONOMIC OVERVIEW

Despite a stormy year in the global economy, the United States ended 1998 with only a moderate slowdown in growth. The nation's gross domestic product, a measure of economic health, grew 3.9 percent during the year, matching 1997's growth rate and indicating that our nation's economy remains strong. A continuation of low inflation--only a 1.6 percent increase in the consumer price index over the last 12 months--also helped sustain the domestic economy and kept inflation-adjusted interest rates attractive.

Although the year ended on a positive note, the economic environment was quite unsettled in the third quarter, with the Asian financial crisis contributing to slowing corporate profits in the United States. Given the uncertainty surrounding emerging market nations and the near-collapse of a major U.S. hedge fund, the stock and bond markets experienced significant volatility during this period. With instability as a backdrop, American and foreign investors alike pursued a flight to quality--seeking the relative safety of large-company stocks and government bonds.

In the last few months of the year the global financial situation improved in conjunction with the Federal Reserve's interest rate decreases. In response to declining corporate profits and mounting international concerns, the Fed lowered interest rates three times, with 0.25 percent cuts in September, October, and November. These rate cuts, coupled with a wave of corporate mergers and cost-cutting measures, lent the support needed to keep the economy growing. Dozens of foreign central banks also reduced interest rates in an effort to stimulate their economies. These actions gave a boost to investor confidence and encouraged a return to a more diversified range of investments in the last few months of the year.

MARKET REVIEW

The bond market continued to rally as interest rates fell during the year, with U.S. Treasury securities outpacing corporate and municipal bonds in price appreciation. Investors' desire for safer investments amid the global economic storm led to strong demand for high-quality bonds. In fact, the U.S. Treasury bond was considered one of the most attractive places to invest by both domestic and international investors, propelling the 30-year Treasury yield to 4.71 percent in October--its lowest yield since the federal government began selling these bonds in 1977. However, higher-yielding bonds suffered--primarily during the third quarter--as investors' demand for quality increased. Corporate bond prices, especially among lower-rated issues, fell in conjunction with concerns about declining corporate profits.

OUTLOOK

Our outlook for the domestic economy is positive, and we anticipate continued low inflation and healthy economic growth. However, the aftereffects of the global economic slowdown may continue to put pressure on corporate earnings in the first half of the year. Internationally, we anticipate that low interest rates and declining inflation will lead to improvements in troubled areas such as Asia and Latin America. With the successful launch of the euro, the new European transnational currency, we believe that many foreign markets will become increasingly attractive in 1999.

In the long term, we are optimistic that the stock market will continue its record growth, although we could experience additional volatility in the months ahead if concerns about high stock valuations and increasing earnings pressure become more pronounced. Combined with growing questions about corporate and government reactions to the Year 2000 computer problem, we could see an increasingly cautious market by mid-year.

                                                              ------------------
                                                                    1

                             LETTER TO SHAREHOLDERS

--------------------------------------------------------------------------------

Additional details about your fund, including an investment overiew section with your portfolio management team, are provided in this report. As always, we are pleased to have the opportunity to share with you the progress of your investment.

Sincerely,

[/S/ RICHARD F. POWERS]                                [/S/ DENNIS J. MCDONNELL]
Richard F. Powers III                                  Dennis J. McDonnell
Chairman                                               President
Van Kampen Investment Advisory Corp.                   Van Kampen Investment Advisory Corp.

--------------

                          VAN KAMPEN SERIES FUND, INC.

--------------------------------------------------------------------------------

                              INVESTMENT OVERVIEW
                                  (UNAUDITED)

--------------------------------------------------------------------------------
            MORGAN STANLEY GOVERNMENT OBLIGATIONS MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENTS IN SHARES OF THE FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE IS NO ASSURANCE THAT THE FUNDS WILL MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. YIELDS WILL FLUCTUATE AS MARKET CONDITIONS CHANGE.
COMPOSITION OF NET ASSETS (AT DECEMBER 31, 1998)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Variable Rate Obligations               7.2%
U.S. Treasury & Agency
Obligations                            81.9%
Repurchase Agreement                   10.9%

TOP FIVE HOLDINGS
                                            PERCENT OF
SECURITY                   INSTRUMENT       NET ASSETS
-----------------------  ---------------  --------------
Federal Home Loan
 Mortgage Association    U.S. Treasury &
 Discount Note 4.78%,        Agency
 4/21/99                   Obligations           21.6%
Federal National         U.S. Treasury &
 Mortgage Association        Agency
 4.77%, 1/21/99            Obligations           18.7%
Federal Home Loan
 Mortgage Association    U.S. Treasury &
 Discount Note 4.77%,        Agency
 1/20/99                   Obligations           17.3%
Federal Home Loan
 Mortgage Association    U.S. Treasury &
 Discount Note 5.00%,        Agency
 10/27/99                  Obligations           14.4%
Federal Home Loan
 Mortgage Association    U.S. Treasury &
 Discount Note 4.88%,        Agency
 4/30/99                   Obligations            9.9%

  U.S. GOVERNMENT SECURITIES ARE BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. GOVERNMENT, ITS AGENCIES OR INSTRUMENTALITIES. THE GOVERNMENT BACKING APPLIES ONLY TO THE TIMELY PAYMENT OF PRINCIPAL AND INTEREST WHEN DUE, ON SPECIFIC SECURITIES IN THE FUND'S PORTFOLIO, NOT TO SHARES OF THE FUND. FUND SHARES WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE VALUE OF DEBT SECURITIES WILL FLUCTUATE WITH CHANGES IN MARKET CONDITIONS AND INTEREST RATES, WHICH WILL EFFECT THE VALUE OF FUND SHARES. SECURITIES WHICH ARE ISSUED BY PRIVATE ISSUERS INVOLVE GREATER RISK THAN THOSE ISSUED DIRECTLY BY THE U.S. GOVERNMENT.

 YIELD INFORMATION AS OF DECEMBER 31, 1998
--------------------------------------------
  7 DAY      7 DAY     30 DAY      30 DAY
 CURRENT   EFFECTIVE   CURRENT   COMPARABLE
 YIELD+     YIELD+     YIELD++    YIELD+++
--------------------------------------------
  4.11%      4.19%      4.04%       4.29%
--------------------------------------------

                                        +  The current 7-day yield reflects the
                                           net investment income generated by
                                           the Fund over the specified 7-day
                                           period expressed as an annual
                                           percentage. Expenses accrued for the
                                           7-day period include any fees charged
                                           to all shareholders. Yields will
                                           fluctuate as market conditions change
                                           and are not necessarily indicative of
                                           future performance.
                                       ++  The current 30-day yield reflects the
                                           net investment income generated by
                                           the Fund over the specified 30-day
                                           period expressed as an annual
                                           percentage. Expenses accrued for the
                                           30-day period include any fees
                                           charged to all shareholders. Yields
                                           will fluctuate as market conditions
                                           change and are not necessarily
                                           indicative of future performance.
                                      +++  IBC's Money Fund Report
                                           Averages/Government

--------------------------------------------------------------------------------
                        MORGAN STANLEY MONEY MARKET FUND
--------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS (AT DECEMBER 31, 1998)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Certificates of Deposit                   27.4%
Commercial Paper                          47.5%
Corporate Floating Rate Notes              4.9%
U.S. Government & Agency Obligations       4.9%
Repurchase Agreement                      15.0%
Other                                      0.3%

   YIELD INFORMATION AS OF DECEMBER 31, 1998
------------------------------------------------
 7 DAY        7 DAY       30 DAY        30 DAY
CURRENT     EFFECTIVE     CURRENT     COMPARABLE
YIELD+       YIELD+       YIELD++      YIELD+++
------------------------------------------------
 4.22%        4.31%        4.18%        4.54%
------------------------------------------------

  + The current 7-day yield reflects the net investment income generated by the Fund over the specified 7-day period expressed as an annual percentage. Expenses accrued for the 7-day period include any fees charged to all shareholders. Yields will fluctuate as market conditions change and are not necessarily indicative of future performance.
 ++ The current 30-day yield reflects the net investment income generated by the Fund over the specified 30-day period expressed as an annual percentage. Expenses accrued for the 30-day period include any fees charged to all shareholders. Yields will fluctuate as market conditions change and are not necessarily indicative of future performance.
+++ IBC's Money Fund Report Averages/All Taxable

TOP FIVE HOLDINGS
                                                         PERCENT OF
SECURITY                              INSTRUMENT         NET ASSETS
------------------------------  -----------------------  ----------
Federal Home Loan Mortgage
 Corp. Discount Note 5.42%,        U.S. Government &
 4/21/99                           Agency Obligation        4.9%
Rabobank (Yankee) 5.02%,
 8/18/99                        Certificate of Deposit      2.9%
Bank of Austria, New York
 (Yankee) 5.74%, 4/19/99        Certificate of Deposit      2.9%
Deutsche Bank (Yankee) 5.73%,
 4/23/99                        Certificate of Deposit      2.9%
Toyota Motor Credit Corp.       Corporate Floating Rate
 5.45%, 9/23/99                          Note               2.9%

                                                              ------------------

                          VAN KAMPEN SERIES FUND, INC.
            MORGAN STANLEY GOVERNMENT OBLIGATIONS MONEY MARKET FUND
                        MORGAN STANLEY MONEY MARKET FUND
--------------------------------------------------------------------------------
                          INVESTMENT OVERVIEW (CONT.)
                                  (UNAUDITED)

The Morgan Stanley Government Obligations Money Market Fund and the Morgan Stanley Money Market Fund seek to preserve capital while maintaining a high level of liquidity. To achieve this objective, the Government Obligations Money Market Fund invests solely in U.S. government and agency securities. The Money Market Fund invests in a broad range of high-quality U.S. dollar-denominated government and corporate money market securities that are rated A1/P1 or better. Both Funds invest only in securities that mature within 397 days; the portfolios' average weighted maturity is always less than 90 days. Additionally, the Funds expect to maintain a net asset value of $1.00 per share.
GOVERNMENT OBLIGATIONS MONEY MARKET FUND PERFORMANCE
As of December 31, 1998, the seven-day and 30-day yields for the Government Obligations Money Market Fund were 4.11 percent and 4.04 percent, respectively. These yields assume dividend reinvestment and, as with all money market portfolios, are not necessarily indicative of future performance.

MONEY MARKET FUND PERFORMANCE
As of December 31, 1998, the seven-day and 30-day yields for the Money Market Fund were 4.22 percent and 4.18 percent, respectively. These yields assume dividend reinvestment and, as with all money market portfolios, are not necessarily indicative of future performance.
MARKET OVERVIEW
During the past year, several global economies around the world experienced severe economic difficulties. Long-standing problems in emerging markets led to the economic collapse of Thailand, Indonesia, Korea, and, ultimately, Russia. This market upheaval was so pronounced that it affected credit spreads in developed countries as well. Risk premiums for most G-7 countries' commercial assets widened dramatically, regardless of credit quality. The Group of Seven (G-7) leading industrial nations aims at bolstering world markets and preventing future economic crises. G-7 nations include the United Kingdom, United States, Japan, Germany, France, Italy, and Canada. As investors grew more concerned with credit risk and liquidity, global capital gravitated toward AAA-rated assets such as U.S. government bonds and agency notes. Domestic money market securities also experienced an inflow of capital, although on a more limited basis.
While Asian economies were stumbling, real GDP in the United States expanded at an estimated rate of 3.7 percent, almost as strong as the previous year. In spite of this growth, inflation was relatively nonexistent as softer global commodity prices and inexpensive imports limited domestic pricing power. Low inflation helped interest rates decline, but the dollar remained strong, aided by the global flight to quality.
STRATEGY
During the past six months, we implemented a conservative strategy that provided shareholders with liquidity and a high gross yield in anticipation of a falling interest rate environment. By investing a portion of all maturing investments in securities that matured out to 180 days, we were able to lock into higher rates to support the yields of both Funds in anticipation that the Federal Reserve Board might lower short-term interest rates.
At the end of September, the Fed did begin easing in order to add liquidity to the domestic and global markets. The first 25 basis point move was followed by two additional 25 basis point reductions in the federal funds rate. By the middle of November, the Fed had cut short-term interest rates by a total of 75 basis points, and it appeared that there would be no further intervention for several months while the Fed assessed the economic and global impact of this series of moves.
Upon each easing, short-term government and money market securities rallied and offered investors lower yields. Because a portion of the assets of both Funds were invested in money markets with longer maturities and a fixed rate, the overall yields of both Funds should fall at a

--------------
           4

                          VAN KAMPEN SERIES FUND, INC.
            MORGAN STANLEY GOVERNMENT OBLIGATIONS MONEY MARKET FUND
                        MORGAN STANLEY MONEY MARKET FUND
--------------------------------------------------------------------------------
                          INVESTMENT OVERVIEW (CONT.)
                                  (UNAUDITED)

                   slower rate. Securities purchased prior to the Fed action should contribute a higher yield to the Fund than would most money market offerings available today. This reduction of reinvestment risk may provide investors with a higher return over a longer period of time.
                   OUTLOOK
                   Looking ahead to 1999, U.S. inflationary risks appear to remain low and controlled. Inflation is likely to move up slightly next year, but the overall level should stay low enough to ensure high and attractive domestic real rates. Until foreign economies begin to stimulate growth, we believe that overseas demand for U.S. goods will remain low, especially in a strong dollar environment, thus keeping inflation in check.
                   Currently, the money market and agency curves are flat and are no longer pricing in anticipated Fed moves. As of this writing, it is unlikely that the Fed will raise interest rates during the next several months. On the other hand, if the global crisis continues and U.S. rates are lowered once more, investors may be rewarded for extending the maturity of their portfolios. As a result, we feel that slightly increasing the average weighted maturity of the Funds offers investors upside return potential with minimal downside risk.

Abigail Jones Feder                        Daniel M. Niland
PORTFOLIO MANAGER                          PORTFOLIO MANAGER

                                                              ------------------

                          VAN KAMPEN SERIES FUND, INC.
                                 MORGAN STANLEY
                    GOVERNMENT OBLIGATIONS MONEY MARKET FUND
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1998
                                  (UNAUDITED)

      FACE                                                        AMORTIZED
    AMOUNT                                                             COST
     (000)                                                            (000)
---------------------------------------------------------------------------

U.S. TREASURY & AGENCY OBLIGATIONS (81.9%)
  FEDERAL HOME LOAN MORTGAGE ASSOCIATION DISCOUNT NOTES
  (63.2%)
$   12,000   4.77%, 1/20/99...................................    $11,975
    15,000   4.78%, 4/21/99...................................     14,997
     7,000   4.88%, 4/30/99...................................      6,890
    10,000   5.00%, 10/27/99..................................     10,000
                                                                -----------
                                                                   43,862
                                                                -----------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION (18.7%)
    13,000   4.77%, 1/21/99...................................     12,971
                                                                -----------
TOTAL U.S. TREASURY & AGENCY OBLIGATIONS (COST $56,833).......     56,833
                                                                -----------
VARIABLE RATE OBLIGATIONS (7.2%)
  FEDERAL NATIONAL MORTGAGE ASSOCIATION (7.2%)
  (a)5,000   4.85%, 2/17/99 (COST $4,999).....................      4,999
                                                                -----------
REPURCHASE AGREEMENT (10.9%)
     7,570   J.P. Morgan Securities, Inc., 4.85%, dated
               12/31/98, Due 1/4/99, to be repurchased at
               $7,574, Collateralized by $7,389 U.S. Treasury
               Notes, 6.25%, due 8/31/00, valued at $7,728
               (COST $7,570)..................................      7,570
                                                                -----------
TOTAL INVESTMENTS (100.0%) (COST $69,402).....................     69,402
LIABILITIES IN EXCESS OF OTHER ASSETS (0.0%)..................        (30)
                                                                -----------
NET ASSETS (100%).............................................    $69,372
                                                                -----------
                                                                -----------

---------------

(a) -- Variable/floating rate security--rate disclosed is as of December 31, 1998.

--------------
           6
    The accompanying notes are an integral part of the financial statements.

                          VAN KAMPEN SERIES FUND, INC.
                        MORGAN STANLEY MONEY MARKET FUND

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1998
                                  (UNAUDITED)

     FACE                                                      AMORTIZED
   AMOUNT                                                           COST
    (000)                                                          (000)
------------------------------------------------------------------------

U.S. GOVERNMENT & AGENCY OBLIGATIONS (4.9%)
  FEDERAL HOME LOAN MORTGAGE CORP. DISCOUNT NOTES (4.9%)
$   5,000   5.42%, 4/21/99 (COST $4,999).....................  $  4,999
                                                               ---------
COMMERCIAL PAPER (47.5%)
  FINANCIAL SERVICES (16.5%)
    3,000   American Express Credit Corp. 5.15%, 2/5/99......     2,986
    3,000   CIT Holdings Corp. 5.17%, 2/2/99.................     2,988
    2,500   General Motors Acceptance Corp. 5.26%, 2/5/99....     2,488
    3,000   Goldman Sachs 5.00%, 5/28/99.....................     2,941
    3,000   Royal Bank of Scotland 4.93%, 6/11/99............     2,937
    2,500   Westdeutsche Landesbank 5.27%, 2/5/99............     2,488
                                                               ---------
                                                                 16,828
                                                               ---------
  INDUSTRIAL (17.4%)
    3,000   Cargill, Inc. 4.88%, 5/20/99.....................     2,945
    3,000   Clorox Co. 5.16%, 2/17/99........................     2,981
    3,000   General Electric 4.92%, 6/17/99..................     2,934
    3,000   Johnson & Johnson 4.85%, 6/28/99.................     2,929
    3,000   Pitney Bowes, Inc. 5.90%, 1/14/99................     2,995
    3,000   Xerox Corp. 5.15%, 3/19/99.......................     2,969
                                                               ---------
                                                                 17,753
                                                               ---------
  INSURANCE (2.9%)
    3,000   USAA Capital Corp. 5.23%, 1/19/99................     2,994
                                                               ---------
  SERVICES (7.8%)
    3,000   Associates Corp. 5.32%, 1/27/99..................     2,990
    2,000   ING U.S. Funding 4.86%, 5/20/99..................     1,963
    3,000   Toronto Dominion 5.36%, 1/15/99..................     2,995
                                                               ---------
                                                                  7,948
                                                               ---------
  UTILITIES (2.9%)
    3,000   National Rural Utilities 5.15%, 3/11/99..........     2,972
                                                               ---------
TOTAL COMMERCIAL PAPER (COST $48,495)........................    48,495
                                                               ---------

     FACE                                                      AMORTIZED
   AMOUNT                                                           COST
    (000)                                                          (000)
------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT (27.4%)
  NON U.S. BANKS (5.9%)
$   3,000   Bank of Nova Scotia (Yankee) 5.00%, 6/1/99.......  $  3,000
    3,000   National Westminster Bank 5.74%, 5/7/99..........     3,000
                                                               ---------
                                                                  6,000
                                                               ---------
  U.S. BANKS (15.6%)
    1,000   ABN-AMRO Bank N.V., Chicago (Yankee) 5.65%,
              3/22/99........................................     1,000
    3,000   Bank of Austria, New York (Yankee) 5.74%,
              4/19/99........................................     3,003
    3,000   Deutsche Bank (Yankee) 5.73%, 4/23/99............     3,000
    3,000   Nations Bank 5.58%, 2/22/99......................     3,000
    3,000   Rabobank (Yankee) 5.02%, 8/18/99.................     3,010
 (a)3,000   Societe Generale Bank, New York (Yankee) 5.59%,
              1/19/99........................................     3,000
                                                               ---------
                                                                 16,013
                                                               ---------
  FOREIGN BONDS (5.9%)
 (a)3,000   Bayerische Landesbank 5.52%, 6/29/99.............     2,999
 (a)3,000   Royal Bank of Canada, New York 5.53%, 6/29/99....     2,999
                                                               ---------
                                                                  5,998
                                                               ---------
TOTAL CERTIFICATES OF DEPOSIT (COST $28,011).................    28,011
                                                               ---------
CORPORATE FLOATING RATE NOTES (4.9%)
  BANKS (4.9%)
 (a)2,000   First Union National Bank 4.70%, 5/17/99.........     2,000
 (a)3,000   Toyota Motor Credit Corp. 5.45%, 9/23/99.........     3,000
                                                               ---------
TOTAL CORPORATE FLOATING RATE NOTES (COST $5,000)............     5,000
                                                               ---------
REPURCHASE AGREEMENT (15.0%)
   15,304   J.P. Morgan Securities, Inc., 4.85%, dated
              12/31/98, due 1/4/99, to be repurchased at
              $15,312, collateralized by $14,850 U.S.
              Treasury Bonds, 6.375%, due 3/31/01, valued at
              $15,647 (COST $15,304).........................    15,304
                                                               ---------
TOTAL INVESTMENTS (99.7%) (COST $101,809)....................   101,809
OTHER ASSETS IN EXCESS OF LIABILITIES (0.3%).................       343
                                                               ---------
NET ASSETS (100%)............................................  $102,152
                                                               ---------
                                                               ---------

---------------

(a) -- Variable/floating rate security -- rate disclosed is as of December 31, 1998.

                                                         -----------------------
                                                                    7
    The accompanying notes are an integral part of the financial statements.

                          VAN KAMPEN SERIES FUND, INC.
                      STATEMENT OF ASSETS AND LIABILITIES

--------------------------------------------------------------------------------

                               DECEMBER 31, 1998
                                  (UNAUDITED)

                                           MORGAN
                                          STANLEY
                                       GOVERNMENT    MORGAN
                                       OBLIGATIONS  STANLEY
                                            MONEY     MONEY
                                           MARKET    MARKET
                                             FUND      FUND
                                            (000)     (000)
-----------------------------------------------------------
ASSETS:
  Investments in Securities, at Value
    (Investments at Cost $69,402 and
    $101,809, respectively)            $   69,402  $101,809
  Cash                                          1        22
  Interest Receivable                         143       594
  Other                                        --         5
                                       ----------  --------
    Total Assets                           69,546   102,430
                                       ----------  --------
LIABILITIES:
  Payable for:
    Dividends Declared                         99       166
    Distribution Fees                          33        52
    Investment Advisory Fees                    4        28
    Professional Fees                          12        11
    Administrative Fees                         7        11
    Custody Fees                                2         4
    Shareholder Reporting Expenses              2         3
    Transfer Agent Fees                         2         3
    Filing and Registration Fees                4        --
    Directors' Fees and Expenses                3        --
  Other                                         6        --
                                       ----------  --------
    Total Liabilities                         174       278
                                       ----------  --------
NET ASSETS                             $   69,372  $102,152
                                       ----------  --------
                                       ----------  --------
NET ASSETS CONSIST OF:
  Capital Stock at Par                 $       69  $    102
  Paid in Capital in Excess of Par         69,246   102,058
  Undistributed Net Investment Income         141        62
  Accumulated Net Realized Loss               (84)      (70)
                                       ----------  --------
NET ASSETS                             $   69,372  $102,152
                                       ----------  --------
                                       ----------  --------
CLASS A SHARES:
  Net Assets                           $   69,372  $102,152
  Shares Issued and Outstanding
    ($.001 par value) (Authorized
    2,625,000,000)                         69,376   102,221
  Net Asset Value and Redemption
    Price Per Share                    $     1.00  $   1.00
                                       ----------  --------
                                       ----------  --------

------------------
           8
    The accompanying notes are an integral part of the financial statements.

                          VAN KAMPEN SERIES FUND, INC.
                            STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------

                       SIX MONTHS ENDED DECEMBER 31, 1998
                                  (UNAUDITED)

                                           MORGAN
                                          STANLEY
                                       GOVERNMENT  MORGAN
                                       OBLIGATIONS STANLEY
                                            MONEY   MONEY
                                           MARKET  MARKET
                                             FUND    FUND
                                            (000)   (000)
---------------------------------------------------------
INVESTMENT INCOME:
  Interest Income                      $    2,166  $2,890
                                       ----------  ------
EXPENSES:
  Investment Advisory Fees                    182     238
    Less: Fees Waived                        (115)   (125)
                                       ----------  ------
  Net Investment Advisory Fees                 67     113
  Distribution Fees                           204     263
  Administrative Fees                          42      55
  Shareholder Reports                          13      30
  Filing and Registration Fees                 22      17
  Professional Fees                            16      17
  Custodian Fees                                9      18
  Transfer Agent Fees                           3       2
  Directors' Fees and Expenses                  1      --
  Other                                         9       6
                                       ----------  ------
    Net Expenses                              386     521
                                       ----------  ------
Net Investment Income                       1,780   2,369
                                       ----------  ------
NET REALIZED GAIN ON:
  Investments                                   5       1
                                       ----------  ------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                      $    1,785  $2,370
                                       ----------  ------
                                       ----------  ------

                                                         -----------------------
                                                                    9
    The accompanying notes are an integral part of the financial statements.

                          VAN KAMPEN SERIES FUND, INC.
                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------
                           MORGAN STANLEY GOVERNMENT
                         OBLIGATIONS MONEY MARKET FUND

                                        SIX MONTHS ENDED
                                       DECEMBER 31, 1998     YEAR ENDED
                                             (UNAUDITED)  JUNE 30, 1998
                                                   (000)          (000)
-----------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                $           1,780  $       3,180
  Net Realized Gain                                    5              2
                                       -----------------  -------------
  Net Increase in Net Assets
    Resulting from Operations                      1,785          3,182
                                       -----------------  -------------
DISTRIBUTIONS:
  Net Investment Income                           (1,677)        (3,204)
                                       -----------------  -------------
CAPITAL SHARE TRANSACTIONS (1):
  Subscribed                                     247,088        290,344
  Distributions Reinvested                         1,600          3,076
  Redeemed                                      (235,726)      (331,864)
                                       -----------------  -------------
  Net Increase (Decrease) in Net
    Assets Resulting from Capital
    Share Transactions                            12,962        (38,444)
                                       -----------------  -------------
  Total Increase (Decrease) in Net
    Assets                                        13,070        (38,466)
NET ASSETS--Beginning of Period                   56,302         94,768
                                       -----------------  -------------
NET ASSETS--End of Period              $          69,372  $      56,302
                                       -----------------  -------------
                                       -----------------  -------------
-----------------------------------------------------------------------
Capital Share Transactions:
(1) Shares
     Subscribed                                  247,088        290,344
     Distributions Reinvested                      1,600          3,076
     Redeemed                                   (235,726)      (331,864)
                                       -----------------  -------------
   Net Increase (Decrease) in Shares
     Outstanding                                  12,962        (38,444)
                                       -----------------  -------------
                                       -----------------  -------------
   Ending Paid in Capital              $          69,315  $      56,353
                                       -----------------  -------------
                                       -----------------  -------------
-----------------------------------------------------------------------

-----------
          10
    The accompanying notes are an integral part of the financial statements.

                          VAN KAMPEN SERIES FUND, INC.
                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------
                        MORGAN STANLEY MONEY MARKET FUND

                                                      SIX MONTHS ENDED
                                                     DECEMBER 31, 1998       YEAR ENDED
                                                           (UNAUDITED)    JUNE 30, 1998
                                                                 (000)            (000)
---------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                                    $     2,369         $  7,814
  Net Realized Gain                                                  1               28
                                                            ----------  ---------------
  Net Increase in Net Assets Resulting from
    Operations                                                   2,370            7,842
                                                            ----------  ---------------
DISTRIBUTIONS:
  Net Investment Income                                         (2,301)          (7,882)
                                                            ----------  ---------------
CAPITAL SHARE TRANSACTIONS (1):
  Subscribed                                                   324,487          921,486
  Distributions Reinvested                                       2,254            7,384
  Redeemed                                                    (344,034)        (947,876)
                                                            ----------  ---------------
  Net Decrease in Net Assets Resulting from
    Capital Share Transactions                                 (17,293)         (19,006)
                                                            ----------  ---------------
  Total Decrease in Net Assets                                 (17,224)         (19,046)
NET ASSETS--Beginning of Period                                119,376          138,422
                                                            ----------  ---------------
NET ASSETS--End of Period                                  $   102,152         $119,376
                                                            ----------  ---------------
                                                            ----------  ---------------
---------------------------------------------------------------------------------------
Capital Share Transactions:
(1) Shares:
     Subscribed                                                324,487          921,486
     Distributions Reinvested                                    2,254            7,384
     Redeemed                                                 (344,034)        (947,876)
                                                            ----------  ---------------
   Net Decrease in Shares Outstanding                          (17,293)         (19,006)
                                                            ----------  ---------------
                                                            ----------  ---------------
   Ending Paid in Capital                                  $   102,160         $119,453
                                                            ----------  ---------------
                                                            ----------  ---------------
---------------------------------------------------------------------------------------

                                                         -----------------------
                                                                    11
    The accompanying notes are an integral part of the financial statements.

                          VAN KAMPEN SERIES FUND, INC.
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
                           MORGAN STANLEY GOVERNMENT
                         OBLIGATIONS MONEY MARKET FUND

                               SIX MONTHS
                                    ENDED
                             DECEMBER 31,                                YEAR ENDED JUNE 30,
SELECTED PER SHARE DATA              1998    ----------------------------------------------------------------------------
AND RATIOS                    (UNAUDITED)            1998            1997            1996            1995            1994
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD        $       1.00    $       1.00    $       1.00    $       1.00    $       1.00    $       1.00
                             ------------    ------------    ------------    ------------    ------------    ------------
INCOME FROM INVESTMENT
 OPERATIONS
  Net Investment Income            0.0208          0.0469          0.0443          0.0464          0.0448          0.0243
  Net Realized and
    Unrealized Gain
    (Loss)                             --              --              --         (0.0011)             --          0.0011
                             ------------    ------------    ------------    ------------    ------------    ------------
  Total From Investment
    Operations                     0.0208          0.0469          0.0443          0.0453          0.0448          0.0254
                             ------------    ------------    ------------    ------------    ------------    ------------
DISTRIBUTIONS
  Net Investment Income           (0.0208)        (0.0469)        (0.0443)        (0.0464)        (0.0448)        (0.0243)
  Net Realized Gain                    --              --              --         (0.0001)             --         (0.0011)
                             ------------    ------------    ------------    ------------    ------------    ------------
  Total Distributions             (0.0208)        (0.0469)        (0.0443)        (0.0465)        (0.0448)        (0.0254)
                             ------------    ------------    ------------    ------------    ------------    ------------
NET ASSET VALUE, END OF
  PERIOD                     $       1.00    $       1.00    $       1.00    $       1.00    $       1.00    $       1.00
                             ------------    ------------    ------------    ------------    ------------    ------------
                             ------------    ------------    ------------    ------------    ------------    ------------
TOTAL RETURN (1)                     2.10%           4.79%           4.53%           4.72%           4.58%           2.45%
                             ------------    ------------    ------------    ------------    ------------    ------------
                             ------------    ------------    ------------    ------------    ------------    ------------
RATIOS AND SUPPLEMENTAL
 DATA
Net Assets, End of Period
  (000's)                    $     69,372    $     56,302    $     94,768    $    145,978    $     67,505    $    102,551
Ratio of Expenses to
  Average Net Assets                 0.95%*          0.95%           0.95%           0.95%           0.95%           0.95%
Ratio of Net Investment
  Income to Average Net
  Assets                             4.45%*          4.64%           4.43%           4.68%           4.61%           2.40%
-------------------------------------------------------------------------------------------------------------------------
Ratios Before Expense
  Limitation:
  Expenses to Average Net
    Assets                           1.25%*          1.22%           1.27%           1.24%           1.12%           1.22%
  Net Investment Income
    to Average Net Assets            4.15%*          4.38%           4.10%           4.39%           4.44%           2.13%

--------------------------------------------------------------------------------

(1)  Total returns for periods of less than one year are not annualized.
  *  Annualized

-----------------------
          12
    The accompanying notes are an integral part of the financial statements.

                          VAN KAMPEN SERIES FUND, INC.
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
                        MORGAN STANLEY MONEY MARKET FUND

                                           SIX MONTHS ENDED                         YEAR ENDED JUNE 30,
                                          DECEMBER 31, 1998     ------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS              (UNAUDITED)         1998         1997         1996         1995         1994
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD      $            1.00     $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                   --------     --------     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                              0.0219       0.0472       0.0450       0.0463       0.0446       0.0246
  Net Realized and Unrealized Gain
    (Loss)                                               --           --           --      (0.0006)      0.0001           --
                                                   --------     --------     --------     --------     --------     --------
  Total From Investment Operations                   0.0219       0.0472       0.0450       0.0457       0.0447       0.0246
                                                   --------     --------     --------     --------     --------     --------
DISTRIBUTIONS
  Net Investment Income                             (0.0219)     (0.0472)     (0.0450)     (0.0463)     (0.0446)     (0.0246)
  Net Realized Gain                                      --           --           --           --      (0.0001)          --
                                                   --------     --------     --------     --------     --------     --------
  Total Distributions                               (0.0219)     (0.0472)     (0.0450)     (0.0463)     (0.0447)     (0.0246)
                                                   --------     --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD            $            1.00     $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                   --------     --------     --------     --------     --------     --------
                                                   --------     --------     --------     --------     --------     --------
TOTAL RETURN (1)                                       2.21%        4.83%        4.60%        4.72%        4.55%        2.49%
                                                   --------     --------     --------     --------     --------     --------
                                                   --------     --------     --------     --------     --------     --------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)         $         102,152     $119,376     $138,422     $170,973     $171,515     $176,599
Ratio of Expenses to Average Net
  Assets                                               0.98%*       0.98%        0.98%        0.98%        0.98%        0.98%
Ratio of Net Investment Income to
  Average Net Assets                                   4.57%*       4.72%        4.50%        4.65%        4.45%        2.45%
----------------------------------------------------------------------------------------------------------------------------
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                       1.24%*       1.10%        1.27%        1.22%        1.18%        1.19%
  Net Investment Income to Average
    Net Assets                                         4.31%*       4.61%        4.20%        4.41%        4.25%        2.24%

--------------------------------------------------------------------------------

(1)  Total returns for periods of less than one year are not annualized.
  *  Annualized

                                                         -----------------------
                                                                    13
    The accompanying notes are an integral part of the financial statements.

                          VAN KAMPEN SERIES FUND, INC.
            MORGAN STANLEY GOVERNMENT OBLIGATIONS MONEY MARKET FUND
                        MORGAN STANLEY MONEY MARKET FUND
                         NOTES TO FINANCIAL STATEMENTS
                         DECEMBER 31, 1998 (UNAUDITED)

--------------------------------------------------------------------------------

The Morgan Stanley Government Obligations Fund and Morgan Stanley Money Market Fund (the "Funds") are organized as Maryland Corporations and are registered under the Investment Company Act of 1940, as amended. The Funds commenced operations on March 12, 1992 and August 4, 1989, respectively.

A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Funds in the preparation of the financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. All other securities and assets for which market values are not readily available are valued at fair value as determined in good faith by the Board of Directors, although the actual calculations may be done by others.

2. TAXES: It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

3. REPURCHASE AGREEMENTS: In connection with transactions in repurchase agreements, a bank as custodian for the Funds takes possession of the underlying securities, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets. Distributions from the Funds are recorded on the ex-distribution date.

The amount and the character of income and capital gain distributions to be paid by the Funds are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

Permanent book and tax basis differences relating to shareholder distributions may result in reclassification among undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

Permanent book and tax basis differences, if any, are not included in ending undistributed (distributions in excess of) net investment income for the purpose of presenting net investment income (loss) per share in the Financial Highlights.

B. ADVISER: Van Kampen Investment Advisory Corp., (the "Adviser") a wholly owned subsidiary of Van Kampen Investments Inc. (an indirect wholly owned subsidiary of Morgan Stanley Dean Witter & Co.) and Morgan Stanley Dean Witter Investment Management Inc. ("MSDWIM" or a "Sub-Adviser") a wholly owned subsidiary of Morgan Stanley Dean Witter & Co., provide the Funds with investment advisory services at a fee paid monthly and calculated at the annual rates based on average daily net assets as indicated below. The Adviser has agreed to reduce advisory fees payable to it and to reimburse the Funds, if necessary, if the annual operating expenses, as defined, expressed as a percentage of average daily net assets, exceed the maximum ratios indicated as follows:

                                                     MAX. OPERATING
FUND                                   ADVISORY FEE   EXPENSE RATIO
-------------------------------------  ------------  --------------
Government Obligations Money
  Market.............................        0.45%          0.95%
Money Market.........................        0.45%          0.98%

C. ADMINISTRATOR: Van Kampen Investment Advisory Corp. (the "Administrator") also provides the Funds with administrative services pursuant to an administrative agreement for a monthly fee which on an annual basis equals 0.25% of the average daily net assets of the portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Adviser and The Chase Manhattan Bank ("Chase"), through its corporate affiliate Chase Global Funds Services Company ("CGFSC"), Chase provides certain administrative services to the Funds. Chase is compensated for such services by the Adviser from the fee it receives from the Funds. Transfer Agency services are provided to the Funds by Van Kampen Investor Services Inc., an affiliate of the Adviser.

D. DISTRIBUTOR: Van Kampen Funds Inc. the ("Distributor") a wholly owned subsidiary of Van Kampen Investments Inc., an indirect wholly owned subsidiary of Morgan Stanley Dean Witter & Co., serves as the Distributor of the Funds' shares. The Distributor is entitled to receive from the Funds a distribution fee, which is accrued daily and paid quarterly, of an amount of up to 0.50% of the shares.

------------------
          14

                          VAN KAMPEN SERIES FUND, INC.
            MORGAN STANLEY GOVERNMENT OBLIGATIONS MONEY MARKET FUND
                        MORGAN STANLEY MONEY MARKET FUND
                     NOTES TO FINANCIAL STATEMENTS (CONT.)
                         DECEMBER 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

E. DIRECTORS' FEES: The Funds provide deferred compensation and retirement plans for its Directors who are not officers of Van Kampen. Under the deferred compensation plan, Directors may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable for a ten-year period and are based upon each Director's years of service to the Funds.

F. OTHER: At December 31, 1998, cost for U.S. Federal income tax purposes of the investments of the Government Obligations Money Market Fund and the Money Market Fund was $69,402 and $101,809, respectively.

                                                              ------------------

                          VAN KAMPEN SERIES FUND, INC.

--------------------------------------------------------------------------------

EQUITY FUNDS
DOMESTIC

 Aggressive Equity

 Aggressive Growth

 American Value

 Comstock

 Emerging Growth

 Enterprise

 Equity Growth

 Equity Income

 Growth

 Growth and Income

 Harbor

 Pace

 Real Estate Securities

 Utility

 Value

INTERNATIONAL/GLOBAL

 Asian Growth

 Emerging Markets

 European Equity

 Global Equity

 Global Equity Allocation

 Global Franchise

 Global Managed Assets

 International Magnum

 Latin American

FIXED-INCOME FUNDS
INCOME

 Corporate Bond

 Global Fixed Income

 Global Government Securities

 Government Securities

 High Income Corporate Bond

 High Yield

 High Yield & Total Return

 Limited Maturity Government

 Short-Term Global Income

 Strategic Income

 U.S. Government

 U.S. Government Trust for Income

 Worldwide High Income

TAX EXEMPT INCOME

 California Insured Tax Free

 Florida Insured Tax Free Income

 High Yield Municipal

 Insured Tax Free Income

 Intermediate Term Municipal Income

 Municipal Income

 New York Tax Free Income

 Pennsylvania Tax Free Income

 Tax Free High Income

CAPITAL PRESERVATION

 Reserve

 Tax Free Money

SENIOR LOAN FUNDS

 Prime Rate Income Trust

 Senior Floating Rate

To find out more about any of these funds, ask your financial advisor for a prospectus, which contains more complete information, including sales charges, risks, and expenses. Please read it carefully before you invest or send money.

To view a current Van Kampen fund
prospectus or to receive additional fund information, choose from one of the following:

- visit our Web site at WWW.VANKAMPEN.COM -- to view a prospectus, select DOWNLOAD A PROSPECTUS

-  call us at 1-800-341-2911 weekdays
   from 7:00 a.m. to 7:00 p.m. Central time
   (Telecommunications Device for the Deaf
   users, call 1-800-421-2833)

-  e-mail us by visiting WWW.VANKAMPEN.COM
   and selecting CONTACT US

                         YEAR 2000 READINESS DISCLOSURE
Like other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the Fund's investment adviser and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Fund's investment adviser is taking steps that it believes are reasonably designed to address the Year 2000 Problem with respect to computer systems that it uses and to obtain reasonable assurances that comparable steps are being taken by the Fund's other major service providers. At this time, there can be no assurances that these steps will be sufficient to avoid any adverse impact to the Fund. In addition, the Year 2000 Problem may adversely affect the markets and the issuers of securities in which the Fund may invest that, in turn, may adversely affect the net asset value of the Fund. Improperly functioning trading systems may result in settlement problems and liquidity issues. In addition, corporate and governmental data processing errors may result in production problems for individual companies or issuers and overall economic uncertainty. Earnings of individual issuers will be affected by remediation costs, which may be substantial and may be reported inconsistently in U.S. and foreign financial statements. Accordingly, the Fund's investments may be adversely affected. The statements above are subject to the Year 2000 Information and Readiness Disclosure Act, which may limit the legal rights regarding the use of such statements in the case of dispute.

                          VAN KAMPEN SERIES FUND, INC.

--------------------------------------------------------------------------------

DIRECTORS

Wayne W. Whalen
CHAIRMAN OF THE BOARD
 Partner, Skadden, Arps, Slate, Meagher & Flom
 (Illinois)

J. Miles Branagan
 Private Investor; Formerly Chairman, Chief Executive Officer and President, MDT Corporation

Richard M. DeMartini
 President and Chief Operating Officer, Individual Asset
 Management Group, a division of Morgan Stanley Dean Witter & Co.

Linda Hutton Heagy
 Co-Managing Partner of Heldrick & Struggles

R. Craig Kennedy
 President and Director, German Marshall Fund of the United States

Jack E. Nelson
 President, Nelson Investment Planning Services, Inc.

Don G. Powell
 Chairman and Director,
 Van Kampen Investments Inc.

Phillip B. Rooney
 Vice Chairman and Director of The Servicemaster Company

Fernando Sisto
 Professor Emeritus Stevens Institute of Technology;
 Director, Dynalysis of Princeton

Paul G. Yovovich
 Private Investor

INVESTMENT ADVISER AND ADMINISTRATOR

Van Kampen Investment Advisory Corp.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181

INVESTMENT SUB ADVISER

Morgan Stanley Dean Witter Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

Van Kampen Funds Inc.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181

CUSTODIAN

PNC Bank N.A.
200 Stevens Drive
Suite 440
Airport Business Center
Lester, Pennsylvania 19113

OFFICERS

Dennis J. McDonnell
PRESIDENT

John L. Sullivan
VICE PRESIDENT, CHIEF FINANCIAL OFFICER AND TREASURER

Curtis W. Morell
VICE PRESIDENT AND CHIEF ACCOUNTING OFFICER

Peter W. Hegel
VICE PRESIDENT

Joseph P. Stadler
VICE PRESIDENT

Paul R. Wolkenberg
VICE PRESIDENT

Edward C. Wood III
VICE PRESIDENT

Tanya M. Loden
CONTROLLER

DIVIDEND DISBURSING AND TRANSFER AGENT

Van Kampen Investor Services Inc.
P.O. Box 418256
Kansas City, Missouri 64141

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher & Flom (Illinois)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
200 E. Randolph St.
Chicago, Illinois 60601

--------------------------------------------------------------------------------

FOR INFORMATION ON HOW TO INVEST, PLEASE CONTACT YOUR ACCOUNT REPRESENTATIVE OR THE FUND AT (800) 341-2911.

THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY WHEN PRECEDED OR ACCOMPANIED BY PROSPECTUSES OF THE VAN KAMPEN FUNDS INC. WHICH DESCRIBES IN DETAIL EACH OF THE INVESTMENT FUNDS' INVESTMENT POLICIES, FEES, AND EXPENSES. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

--------------------------------------------------------------------------------

NOTES:

            1 Parkview Plaza n P.O. Box 5555 n Oakbrook Terrace, IL
                         60181-5555 n www.vankampen.com

                                              -C- Van Kampen Funds Inc. 1999